Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Bank borrowings
	2018	2017
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	40,000	28,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000
	45,000	33,000

(i)	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2018 bears interest at fixed rates ranged from 5.0025% to 6.74% (2017: 4.87% and 5.22%) per annum. Interest paid during the year ended December 31, 2018 was approximately RMB2,089,000 (2017: RMB1,720,000 and 2016: RMB1,221,000).

(ii)	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2018 bears interest at fixed rates 5.66% (2017: 5.39%) per annum and is secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2018 was approximately RMB278,000 (2017: RMB272,000 and 2016: RMB154,000).